Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-06 - Fidelity Managed Retirement 2025 Fund - Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480